Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio II
January 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.59%Δ
Argentina − 0.06%
IRSA Inversiones y Representaciones ADR †	8,000	$33,520
IRSA Propiedades Comerciales ADR	353	3,244
		36,764
Bahrain − 0.02%
Aluminium Bahrain GDR 144A #	1,800	11,936
		11,936
Brazil − 6.22%
B2W Cia Digital †	110,000	1,630,881
Banco Bradesco ADR	67,971	308,588
Banco Santander Brasil ADR	28,000	202,160
BRF ADR †	52,300	205,539
Itau Unibanco Holding ADR	68,207	356,041
Petroleo Brasileiro ADR	31,600	317,580
Rumo †	4,100	15,122
Telefonica Brasil ADR	23,055	190,434
TIM ADR	16,000	192,640
Vale ADR	23,300	376,295
		3,795,280
Chile − 0.46%
Sociedad Quimica y Minera de Chile ADR	5,500	280,170
		280,170
China − 35.21%
Alibaba Group Holding ADR †	10,400	2,639,832
Baidu ADR †	4,650	1,092,843
BeiGene †	9,300	225,810
China Petroleum & Chemical Class H	82,000	38,834
China Petroleum & Chemical ADR	4,470	211,967
iQIYI ADR †	4,208	91,945
JD.com ADR †	38,000	3,370,220
JHBP CY Holdings 144A #, †	32,000	82,603
Kuaishou Technology 144A #, †	7,000	103,828
Kunlun Energy	176,000	149,998
Kweichow Moutai Class A	6,500	2,124,281
Luzhou Laojiao Class A	11,000	437,583
Microport Cardioflow Medtech 144A #, †	160,000	251,765
	Number of shares	Value (US $)
Common StockΔ (continued)
China (continued)
Ping An Insurance Group Co. of China Class H	60,500	$712,556
Prosus †	2,600	303,760
SINA †	16,300	681,666
Sohu.com ADR †	16,800	301,560
Tencent Holdings	47,500	4,232,407
Tencent Music Entertainment Group ADR †	11	293
Tianjin Development Holdings	164,000	34,141
Tingyi Cayman Islands Holding	270,000	536,501
Trip.com Group ADR †	12,800	407,424
Tsingtao Brewery Class H	94,000	906,508
Uni-President China Holdings	465,000	562,117
Weibo ADR †	4,470	203,743
Wuliangye Yibin Class A	39,200	1,760,801
		21,464,986
India − 7.37%
Reliance Industries GDR 144A #	80,126	4,051,313
Tata Chemicals	28,827	187,556
Tata Consumer Products	32,862	251,505
		4,490,374
Indonesia − 2.03%
Astra International	587,700	254,668
Bank Central Asia	409,700	985,382
		1,240,050
Malaysia − 0.05%
UEM Sunrise †	308,500	28,435
		28,435
Mexico − 2.73%
America Movil ADR Class L	13,793	182,206
Banco Santander Mexico ADR †	59,600	296,808
Becle	130,000	276,882
Coca-Cola Femsa ADR	9,700	422,338
Grupo Financiero Banorte Class O †	27,500	136,970
Grupo Televisa ADR †	46,200	346,962
		1,662,166

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Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio II (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Peru − 0.36%
Cia de Minas Buenaventura ADR †	21,600	$219,888
		219,888
Republic of Korea − 19.54%
Fila Holdings †	8,140	310,503
LG Uplus	18,000	192,025
Samsung Electronics	63,322	4,629,283
SK Hynix	35,162	3,839,006
SK Telecom	4,639	1,011,715
SK Telecom ADR	80,000	1,932,800
		11,915,332
Russia − 4.95%
Etalon Group GDR 144A #	4,800	8,496
Gazprom PJSC ADR	115,071	639,670
LUKOIL (London International Exchange) PJSC ADR	5,269	372,911
Mail.Ru Group GDR †	5,400	140,676
Rosneft Oil PJSC GDR	115,838	714,831
Sberbank of Russia PJSC =	137,546	469,670
X5 Retail Group GDR	5,329	187,887
Yandex Class A †	7,720	483,581
		3,017,722
South Africa − 0.87%
Naspers Class N	2,300	532,057
		532,057
Taiwan − 16.93%
Hon Hai Precision Industry	280,564	1,115,833
MediaTek	98,000	3,060,900
Taiwan Semiconductor Manufacturing	167,000	3,529,277
Taiwan Semiconductor Manufacturing ADR	15,200	1,847,104
United Microelectronics ADR	85,000	769,250
		10,322,364
Turkey − 0.79%
Akbank T.A.S. †	260,968	225,825
Anadolu Efes Biracilik Ve Malt Sanayii	25,218	85,320
Turkcell Iletisim Hizmetleri ADR	23,700	128,691
	Number of shares	Value (US $)
Common StockΔ (continued)
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari	42,425	$41,790
		481,626
Total Common Stock (cost $35,097,251)		59,499,150

Preferred Stock – 1.02%Δ
Republic of Korea − 0.96%
LG Electronics 1.55%	8,325	584,972
		584,972
Russia − 0.06%
Transneft PJSC 8.02%=	20	37,949
		37,949
Total Preferred Stock (cost $195,463)		622,921

Short-Term Investments – 1.49%
Money Market Mutual Funds – 1.49%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	227,780	227,780
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	227,780	227,780
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	227,780	227,780

2    NQ-DPT-596 [1/21] 3/21 (1552098)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	227,779	$227,779
Total Short-Term Investments (cost $911,119)		911,119

Total Value of Securities−100.10% (cost $36,203,833)		61,033,190
Liabilities Net of Receivables and Other Assets — (0.10)%		(63,686)
Net Assets Applicable to 4,605,506 Shares Outstanding — 100.00%	$60,969,504
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $4,509,941, which represents 7.40% of the Portfolio's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

The following foreign currency exchange contracts were outstanding at January 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	HKD	813,111	USD	(104,886)	2/5/21	$(14)
BNYM	PLN	(2,129,919)	USD	567,937	2/1/21	(3,862)
Total Foreign Currency Exchange Contracts						$(3,876)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
GS – Goldman Sachs
PJSC – Private Joint Stock Company
Summary of currencies:
HKD – Hong Kong Dollar
PLN – Polish Zloty
USD – US Dollar
NQ-DPT-596 [1/21] 3/21 (1552098)    3